Fair Value Option - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, carrying amount	$ 240
Operations
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, fair value	422	$ 21
Long-term debt, fair value	359	347
Level 2
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans receivable, carrying amount	419	21
Loans, fair value	$ 422	$ 21